Accumulated Other Comprehensive Income/ (Loss)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Accumulated Other Comprehensive Income/ (Loss) [Abstract]
Accumulated other comprehensive income/ (loss)
20	Accumulated other comprehensive income/ (loss)

The components of accumulated other comprehensive income/(loss) were as follows:

(In USD) As at	December 31, 2024	March 31, 2024

(Loss)/ Gain on employee benefit
Balance, beginning of period	$46,101	$115,818
Recognized during the period, net of taxes amounts to $NIL	(54,353)	(48,593)
Reclassification to net income: Amortization losses/(gains)	(5,008)	(21,124)
Balance, end of period	$(13,260)	$46,101

Foreign currency translation adjustment
Balance, beginning of period	$1,749,891	$15,594,868
Translation adjustments gain recognized during the period, net of taxes amounts to $NIL	417,695	(13,844,977)
Balance, end of period	$2,167,586	$1,749,891
Accumulated other comprehensive income	$2,154,326	$1,795,992

22	Accumulated other comprehensive income/ (loss)

The components of accumulated other comprehensive income/(loss) were as follows:

(In USD)

As at	March 31, 2024	March 31, 2023

Gain on employee benefit
Balance, beginning of period	$115,818	$88,735
(Loss)/gain on employee benefit
- Gratuity
Recognized during the period, net of taxes amounts to $ Nil	(48,593)	45,373
Reclassification to net income: Amortization losses/(gains)	(21,124)	(18,290)
Balance, end of period	46,101	115,818

Foreign currency translation adjustment
Balance, beginning of period	$1,712,181	$680,421
Translation adjustments (gain)/loss recognized during the period, net of taxes amounts to $ Nil	37,710	1,031,760
Balance, end of period	1,749,891	1,712,181
Accumulated other comprehensive income	1,795,992	1,827,999